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UNITED STATES	OMB Number: 3235-0582
SECURITIES AND EXCHANGE COMMISSION	Expires: March 31, 2006
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-852

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA Paramount Fund, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	9/30/04

Date of reporting period:	6/30/04

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FPA Paramount Fund Inc. Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Black Box Corporation	BBOX	091826107	8/12/2003	1. Election of Directors	Issuer	Y	For	For
				2. Approval of an amendment to the 1992 company stock option plan to increase the number of shares authorized under the plan	Issuer	Y	For	For
				3. Approval of an amendment to the 1992 director stock option plan to increase the number of shares authorized under the plan	Issuer	Y	For	For
				4. Ratification of the appointment of Ernst & Young LLP as the independent public accountants of the company for the fiscal year ending for 3/31/2004	Issuer	Y	For	For

Clayton Homes, Inc.	CMH	184190106	7/16/2003

1. Proposal to adopt the agreement and plan of merger, dated as of April 1, 2003, by and among Berkshire Hathaway Inc., B Merger Sub Inc. and Clayton Homes, Inc., as the merger agreement may be amended from time to time

					Issuer	Y	Against	Against

Kemet Corporation	KEM	488360108	7/23/2003	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP as independent public accountants for the fiscal year ending March 31, 2004	Issuer	Y	For	For

Tidewater Inc.	TDW	886423102	7/31/2003	1. Election of Directors	Issuer	Y	For	For

Scansource, Inc.	SCSC	806037107	12/4/2003	1. Election of Directors	Issuer	Y	For	For
				2.Approval of the company’s directors equity compensation plan	Issuer	Y	For	For
				3.Ratification of the appointment of Ernst & Young LLP as independent auditors for the company for the fiscal year ending June 30, 2004	Issuer	Y	For	For

Health Management Associates, Inc.	HMA	421933102	2/17/2004	1. Election of Directors	Issuer	Y	For	For

IDEX Corporation	IEX	45167R104	3/23/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approval of Deloitte & Touche LLP as auditors of the company	Issuer	Y	For	For

Landauer, Inc.	LDR	51476K103	2/4/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approval of PricewaterhouseCoopers LLP as auditors	Issuer	Y	For	For

Advanced Fibre Communications, Inc.	AFCI	00754A105	5/20/2004	1. Election of Directors	Issuer	Y	For	For

				2. Ratification of the appointment of KPMG LLP as independent auditors of the corporation for 2004	Issuer	Y	For	For

Tidewater Inc.	TDW	886423102	7/15/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the selection of Deloitte & Touche LLP as independent auditors	Issuer	Y	For	For
				3. Proposal regarding the declassification of the board of directors and the annual election of all directors	Shareholder	Y	For	Against

Cal Dive International, Inc.	CDIS	127914109	5/11/2004	1. Election of Directors	Issuer	Y	For	For

Renal Care Group, Inc.	RCI	759930100	6/9/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approve the Renal Care Group, Inc. 2004 stock and incentive compensation plan	Issuer	Y	For	For

3. Approve an amendment to the Renal Care Group, Inc. 1996 stock option plan for outside directors to allow the grant of options to directors who are medical directors and the chairman or vice chairman of the board of directors, if such director is not also an employee of the company

					Issuer	Y	For	For

4. Approve an amendment to the Renal Care Group, Inc. certificate of incorporation to increase the number of authorized shares of its $0.01 par value common stock from 90,000,000 shares to 150,000,000 shares

					Issuer	Y	For	For

O’Reilly Automotive, Inc.	ORLY	686091109	5/4/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of Ernst & Young LLP as independent auditors	Issuer	Y	For	For
				3A. Ratification of new class I director (term to expire in 2006): John Murphy	Issuer	Y	For	For
				3B. Ratification of new class I director (term to expire in 2006): Ronald Rashkow	Issuer	Y	For	For

HON Industries Inc.	HNI	438092108	5/4/2004	1. Election of Directors	Issuer	Y	For	For
				2. Change the corporation’s name to HNI Corporation by amending section 1.01 of the corporation’s articles of incorporation	Issuer	Y	Against	Against

				3. Update anti-takeover provisions of the corporation’s articles of incorporation to be more consistent with current Iowa law	Issuer	Y	For	For

Knight Transportation, Inc.	KNGT	499064103	5/21/2004	1. Election of Directors	Issuer	Y	For	For

Manpower Inc.	MAN	56418H100	4/27/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of PricewaterhouseCoopers LLP as Manpower’s independent auditors for the fiscal year ending December 31, 2004	Issuer	Y	For	For

Lincare Holdings, Inc.	LNCR	532791100	5/17/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the company’s 2004 stock plan	Issuer	Y	For	For

CEC Entertainment, Inc.	CEC	125137109	5/20/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approve the adoption of the restricted stock plan	Issuer	Y	Against	Against
				3. Approve an amendment to the 1997 non-statutory stock option plan by adding shares thereto	Issuer	Y	For	For
				4. Approve an amendment to the non-employee directors stock option plan by increasing the options which may be granted therefrom	Issuer	Y	For	For
				5. Approve an amendment to the non-employee directors stock option plan by adding shares thereto	Issuer	Y	For	For

National Commerce Financial Corp.	NCF	63545P104	4/28/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the audit committee’s appointment of KPMG LLP, independent certified public accountants, as auditors of the company for the year ending December 31, 2004	Issuer	Y	For	For

Engelhard Corporation	EC	292845104	5/6/2004	1. Election of Directors	Issuer	Y	For	For

Zebra Technologies Corporation	ZBRA	989207105	6/3/2004	1. Election of Directors	Issuer	Y	For	For
				2. Amend the certificate of incorporation	Issuer	Y	For	For
				3. Ratify KPMG LLP as independent auditors	Issuer	Y	For	For
				4. Proposal regarding the charter of the nominating committee	Shareholder	Y	Against	For

Triquint Semiconductor, Inc.	TQNT	89674K103	5/14/2004	1. Election of Directors	Issuer	Y	For	For

				2. Approve an amendment to the Triquint Semiconductor, Inc. 1996 stock incentive program to increase the aggregate number of shares of common stock that may be issued thereunder by 5,000,000 shares	Issuer	Y	For	For
				3. Ratify the audit committee’s appointment of KPMG LLP as Triquint’s independent auditors for the fiscal year ending December 31, 2004	Issuer	Y	For	For

Charles River Laboratories International, Inc.	CRL	159864107	5/12/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent public auditors for the fiscal year ending December 25, 2004	Issuer	Y	For	For

Ocular Sciences, Inc.	OCLR	675744106	5/21/2004	1. Election of Directors	Issuer	Y	For	For
				2. Amend the company’s 1997 equity incentive plan	Issuer	Y	For	For
				3. Ratify the selection of KPMG LLP as independent auditors of the company for the year ending December 31, 2004	Issuer	Y	For	For

Office Depot, Inc.	ODP	676220106	5/14/2004	1. Election of Directors	Issuer	Y	For	For
				2. Amendment of the company’s long-term equity incentive plan to increase the number of shares authorized for issuance under the plan by 15,000,000 shares	Issuer	Y	For	For
				3. Ratification of appointment of Deloitte & Touche LLP as the company’s independent public accountants	Issuer	Y	For	For

Graco Inc.	GGG	384109104	4/23/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of Deloitte & Touche LLP as independent auditors	Issuer	Y	For	For

Cognex Corporation	CGNX	192422103	4/22/2004	1. Election of Directors	Issuer	Y	For	For

Crane Co.	CR	224399105	4/26/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approval of Deloitte & Touche LLP as independent auditors for the company for 2004	Issuer	Y	For	For
				3. Approval of the 2004 stock incentive plan	Issuer	Y	For	For
				4. Approval of the corporate EVA incentive compensation plan	Issuer	Y	For	For

				5. Proposal regarding MacBride Principles	Shareholder	Y	Against	For

Carmax, Inc.	KMX	143130102	6/29/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approval of an amendment to the Carmax, Inc. 2002 employee stock purchase plan	Issuer	Y	For	For

Sandisk Corporation	SNDK	80004C101	5/20/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP as independent accountants of the company for the fiscal year ending January 2, 2005	Issuer	Y	For	For

Carnival Corporation	CCL	143658300	4/22/2004	1. Election of Directors	Issuer	Y	For	For

2. Appoint PricewaterhouseCoopers LLP as independent auditors for Carnival plc and to ratify the selection of PricewaterhouseCoopers LLP as independent certified public accountants for Carnival Corporation

					Issuer	Y	For	For
				3. Authorize the audit committee of Carnival plc to agree the remuneration of the independent auditors	Issuer	Y	For	For
				4. Receive the accounts and reports for Carnival plc for the financial period ended November 30, 2003	Issuer	Y	For	For
				5. Approve the directors’ remuneration report of Carnival plc	Issuer	Y	For	For
				6. Approve limits on the authority to allot shares by Carnival plc	Issuer	Y	For	For
				7. Approve the disapplication of pre-emption rights for Carnival plc shares	Issuer	Y	For	For

North Fork Bancorporation, Inc.	NFB	659424105	4/27/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the selection of KPMG LLP as the company’s independent auditor for the fiscal year ending December 31, 2004	Issuer	Y	For	For

Noble Corporation	NE	G65422100	4/22/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the appointment of independent auditors for 2004	Issuer	Y	For	For

Brown & Brown, Inc.	BRO	115236101	4/22/2004	1. Election of Directors	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA Paramount Fund, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	8/20/04

* Print the name and title of each signing officer under his or her signature.